American Funds Insurance Series® - Target Date Series
American Funds® IS 2035 Target Date Fund
Investment portfolio
March 31, 2023
unaudited
Growth funds 29.51%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	1,839	$62
The Growth Fund of America, Class R-6	1,132	62
SMALLCAP World Fund, Inc., Class R-6	727	45
New Perspective Fund, Class R-6	842	44
American Funds Global Insight Fund, Class R-6[1]	1,943	38
The New Economy Fund, Class R-6	321	16
New World Fund, Inc., Class R-6	107	8
Total growth funds (cost: $244,000)		275
Growth-and-income funds 31.76%
Capital World Growth and Income Fund, Class R-6	1,218	66
American Mutual Fund, Class R-6	1,295	63
Fundamental Investors, Class R-6	952	61
Washington Mutual Investors Fund, Class R-6	933	49
The Investment Company of America, Class R-6	872	38
International Growth and Income Fund, Class R-6	562	19
Total growth-and-income funds (cost: $271,000)		296
Equity-income funds 7.40%
The Income Fund of America, Class R-6	1,589	36
Capital Income Builder, Class R-6	514	33
Total equity-income funds (cost: $66,000)		69
Balanced funds 12.88%
American Balanced Fund, Class R-6	2,481	73
American Funds Global Balanced Fund, Class R-6	1,377	47
Total balanced funds (cost: $111,000)		120
Fixed income funds 18.56%
U.S. Government Securities Fund, Class R-6	3,642	46
American Funds Inflation Linked Bond Fund, Class R-6[1]	4,072	38
American Funds Mortgage Fund, Class R-6	2,986	27
American Funds Multi-Sector Income Fund, Class R-6	2,620	24
Intermediate Bond Fund of America, Class R-6	1,299	16
American Funds Insurance Series — Target Date Series — Page 1 of 15

unaudited
Fixed income funds (continued)	Shares	Value (000)
American Funds Strategic Bond Fund, Class R-6	1,135	$11
Capital World Bond Fund, Class R-6	667	11
Total fixed income funds (cost: $169,000)		173
Total investment securities 100.11% (cost: $861,000)		933
Other assets less liabilities (0.11)%		(1)
Net assets 100.00%		$932
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 29.51%
AMCAP Fund, Class R-6[1]	$57	$—	$1	$—[3]	$6	$62	$—	$—
The Growth Fund of America, Class R-6	57	—	1	— [3]	6	62	—	—
SMALLCAP World Fund, Inc., Class R-6	43	—	1	— [3]	3	45	—	—
New Perspective Fund, Class R-6	41	—	1	— [3]	4	44	—	—
American Funds Global Insight Fund, Class R-6[1]	36	—	—	—	2	38	—	—
The New Economy Fund, Class R-6	14	—	— [3]	— [3]	2	16	—	—
New World Fund, Inc., Class R-6	7	—	—	—	1	8	—	—
						275
Growth-and-income funds 31.76%
Capital World Growth and Income Fund, Class R-6	62	— [3]	—	—	4	66	— [3]	—
American Mutual Fund, Class R-6	62	1	—	—	— [3]	63	— [3]	—
Fundamental Investors, Class R-6	57	1	—	—	3	61	— [3]	—
Washington Mutual Investors Fund, Class R-6	48	— [3]	—	—	1	49	— [3]	—
The Investment Company of America, Class R-6	36	— [3]	—	—	2	38	— [3]	—
International Growth and Income Fund, Class R-6	18	— [3]	—	—	1	19	— [3]	—
						296
Equity-income funds 7.40%
The Income Fund of America, Class R-6	36	— [3]	—	—	— [3]	36	— [3]	—
Capital Income Builder, Class R-6	32	— [3]	—	—	1	33	— [3]	—
						69
Balanced funds 12.88%
American Balanced Fund, Class R-6	71	— [3]	—	—	2	73	— [3]	—
American Funds Global Balanced Fund, Class R-6	45	— [3]	—	—	2	47	— [3]	—
						120
Fixed income funds 18.56%
U.S. Government Securities Fund, Class R-6	44	1	—	—	1	46	— [3]	—
American Funds Inflation Linked Bond Fund, Class R-6[1]	37	—	—	—	1	38	—	—
American Funds Mortgage Fund, Class R-6	27	— [3]	—	—	— [3]	27	—	—
American Funds Multi-Sector Income Fund, Class R-6	23	1	—	—	— [3]	24	— [3]	—
Intermediate Bond Fund of America, Class R-6	16	— [3]	—	—	— [3]	16	— [3]	—
American Funds Strategic Bond Fund, Class R-6	11	— [3]	— [3]	— [3]	— [3]	11	— [3]	—
Capital World Bond Fund, Class R-6	11	— [3]	— [3]	— [3]	— [3]	11	— [3]	—
						173
Total 100.11%				$—[3]	$42	$933	$—[3]	$—

American Funds Insurance Series — Target Date Series — Page 2 of 15

unaudited
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 3 of 15

American Funds® IS 2030 Target Date Fund
Investment portfolio
March 31, 2023
unaudited

Growth funds 19.92%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	930	$32
The Growth Fund of America, Class R-6	451	25
American Funds Global Insight Fund, Class R-6[1]	897	18
SMALLCAP World Fund, Inc., Class R-6	227	14
New Perspective Fund, Class R-6	242	13
Total growth funds (cost: $107,000)		102
Growth-and-income funds 28.91%
Capital World Growth and Income Fund, Class R-6	673	37
American Mutual Fund, Class R-6	720	35
Washington Mutual Investors Fund, Class R-6	479	25
Fundamental Investors, Class R-6	338	22
The Investment Company of America, Class R-6	410	18
International Growth and Income Fund, Class R-6	313	11
Total growth-and-income funds (cost: $148,000)		148
Equity-income funds 7.81%
Capital Income Builder, Class R-6	319	20
The Income Fund of America, Class R-6	888	20
Total equity-income funds (cost: $42,000)		40
Balanced funds 13.09%
American Balanced Fund, Class R-6	1,384	41
American Funds Global Balanced Fund, Class R-6	770	26
Total balanced funds (cost: $69,000)		67
Fixed income funds 30.47%
American Funds Inflation Linked Bond Fund, Class R-6[1]	3,027	29
American Funds Mortgage Fund, Class R-6	2,769	25
U.S. Government Securities Fund, Class R-6	2,027	25
Intermediate Bond Fund of America, Class R-6	1,687	21
The Bond Fund of America, Class R-6	1,837	21
American Funds Multi-Sector Income Fund, Class R-6	1,687	15
American Funds Strategic Bond Fund, Class R-6	1,059	10
Capital World Bond Fund, Class R-6	619	10
Total fixed income funds (cost: $166,000)		156
Total investment securities 100.20% (cost: $532,000)		513
Other assets less liabilities (0.20)%		(1)
Net assets 100.00%		$512
American Funds Insurance Series — Target Date Series — Page 4 of 15

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 19.92%
AMCAP Fund, Class R-6[1]	$29	$—	$—[3]	$—[3]	$3	$32	$—	$—
The Growth Fund of America, Class R-6	23	—	1	— [3]	3	25	—	—
American Funds Global Insight Fund, Class R-6[1]	17	—	— [3]	— [3]	1	18	—	—
SMALLCAP World Fund, Inc., Class R-6	13	—	— [3]	— [3]	1	14	—	—
New Perspective Fund, Class R-6	12	—	— [3]	— [3]	1	13	—	—
						102
Growth-and-income funds 28.91%
Capital World Growth and Income Fund, Class R-6	34	1	— [3]	— [3]	2	37	— [3]	—
American Mutual Fund, Class R-6	35	— [3]	—	—	— [3]	35	— [3]	—
Washington Mutual Investors Fund, Class R-6	25	— [3]	—	—	—	25	— [3]	—
Fundamental Investors, Class R-6	21	— [3]	— [3]	— [3]	1	22	— [3]	—
The Investment Company of America, Class R-6	17	— [3]	—	—	1	18	— [3]	—
International Growth and Income Fund, Class R-6	10	— [3]	— [3]	— [3]	1	11	— [3]	—
						148
Equity-income funds 7.81%
Capital Income Builder, Class R-6	20	— [3]	—	—	—	20	— [3]	—
The Income Fund of America, Class R-6	20	— [3]	—	—	—	20	— [3]	—
						40
Balanced funds 13.09%
American Balanced Fund, Class R-6	39	1	—	—	1	41	— [3]	—
American Funds Global Balanced Fund, Class R-6	25	— [3]	—	—	1	26	— [3]	—
						67
Fixed income funds 30.47%
American Funds Inflation Linked Bond Fund, Class R-6[1]	27	—	—	—	2	29	—	—
American Funds Mortgage Fund, Class R-6	25	— [3]	—	—	—	25	— [3]	—
U.S. Government Securities Fund, Class R-6	25	— [3]	—	—	— [3]	25	— [3]	—
Intermediate Bond Fund of America, Class R-6	21	— [3]	—	—	— [3]	21	— [3]	—
The Bond Fund of America, Class R-6	21	— [3]	—	—	— [3]	21	— [3]	—
American Funds Multi-Sector Income Fund, Class R-6	15	— [3]	—	—	— [3]	15	— [3]	—
American Funds Strategic Bond Fund, Class R-6	10	— [3]	— [3]	— [3]	— [3]	10	— [3]	—
Capital World Bond Fund, Class R-6	10	— [3]	— [3]	— [3]	— [3]	10	—	—
						156
Total 100.20%				$—[3]	$18	$513	$—[3]	$—

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 5 of 15

American Funds® IS 2025 Target Date Fund
Investment portfolio
March 31, 2023
unaudited

Growth funds 10.78%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	1,762	$60
American Funds Global Insight Fund, Class R-6[1]	2,264	45
The Growth Fund of America, Class R-6	404	22
New Perspective Fund, Class R-6	234	12
SMALLCAP World Fund, Inc., Class R-6	196	12
Total growth funds (cost: $162,000)		151
Growth-and-income funds 25.77%
Capital World Growth and Income Fund, Class R-6	1,712	93
American Mutual Fund, Class R-6	1,827	89
Washington Mutual Investors Fund, Class R-6	1,335	70
Fundamental Investors, Class R-6	696	44
The Investment Company of America, Class R-6	1,020	44
International Growth and Income Fund, Class R-6	627	21
Total growth-and-income funds (cost: $361,000)		361
Equity-income funds 10.99%
The Income Fund of America, Class R-6	3,883	88
Capital Income Builder, Class R-6	1,029	66
Total equity-income funds (cost: $159,000)		154
Balanced funds 12.77%
American Balanced Fund, Class R-6	3,855	114
American Funds Global Balanced Fund, Class R-6	1,924	65
Total balanced funds (cost: $188,000)		179
Fixed income funds 39.76%
The Bond Fund of America, Class R-6	8,944	104
American Funds Inflation Linked Bond Fund, Class R-6[1]	10,183	96
American Funds Mortgage Fund, Class R-6	8,303	76
Intermediate Bond Fund of America, Class R-6	6,047	76
U.S. Government Securities Fund, Class R-6	5,437	68
American Funds Multi-Sector Income Fund, Class R-6	5,541	50
American Funds Strategic Bond Fund, Class R-6	3,576	35
American Funds Insurance Series — Target Date Series — Page 6 of 15

unaudited
Fixed income funds (continued)	Shares	Value (000)
Capital World Bond Fund, Class R-6	1,694	$28
American High-Income Trust, Class R-6	2,581	24
Total fixed income funds (cost: $614,000)		557
Total investment securities 100.07% (cost: $1,484,000)		1,402
Other assets less liabilities (0.07)%		(1)
Net assets 100.00%		$1,401
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.78%
AMCAP Fund, Class R-6[1]	$57	$—	$3	$(1)	$7	$60	$—	$—
American Funds Global Insight Fund, Class R-6[1]	42	—	— [3]	— [3]	3	45	—	—
The Growth Fund of America, Class R-6	22	—	2	(1)	3	22	—	—
New Perspective Fund, Class R-6	12	—	1	— [3]	1	12	—	—
SMALLCAP World Fund, Inc., Class R-6	12	—	1	— [3]	1	12	—	—
						151
Growth-and-income funds 25.77%
Capital World Growth and Income Fund, Class R-6	88	— [3]	— [3]	— [3]	5	93	— [3]	—
American Mutual Fund, Class R-6	88	1	—	—	— [3]	89	— [3]	—
Washington Mutual Investors Fund, Class R-6	69	— [3]	—	—	1	70	— [3]	—
Fundamental Investors, Class R-6	42	— [3]	—	—	2	44	— [3]	—
The Investment Company of America, Class R-6	42	— [3]	—	—	2	44	— [3]	—
International Growth and Income Fund, Class R-6	20	— [3]	—	—	1	21	— [3]	—
						361
Equity-income funds 10.99%
The Income Fund of America, Class R-6	87	1	—	—	— [3]	88	1	—
Capital Income Builder, Class R-6	64	1	—	—	1	66	— [3]	—
						154
Balanced funds 12.77%
American Balanced Fund, Class R-6	110	1	—	—	3	114	— [3]	—
American Funds Global Balanced Fund, Class R-6	62	1	—	—	2	65	— [3]	—
						179
Fixed income funds 39.76%
The Bond Fund of America, Class R-6	101	1	—	—	2	104	1	—
American Funds Inflation Linked Bond Fund, Class R-6[1]	93	—	—	—	3	96	—	—
American Funds Mortgage Fund, Class R-6	74	1	—	—	1	76	1	—
Intermediate Bond Fund of America, Class R-6	75	— [3]	—	—	1	76	1	—
U.S. Government Securities Fund, Class R-6	66	1	—	—	1	68	— [3]	—
American Funds Multi-Sector Income Fund, Class R-6	49	— [3]	—	—	1	50	1	—
American Funds Strategic Bond Fund, Class R-6	34	— [3]	— [3]	— [3]	1	35	— [3]	—
Capital World Bond Fund, Class R-6	27	— [3]	— [3]	— [3]	1	28	—	—
American High-Income Trust, Class R-6	23	1	—	—	— [3]	24	— [3]	—
						557
Total 100.07%				$(2)	$43	$1,402	$5	$—

American Funds Insurance Series — Target Date Series — Page 7 of 15

unaudited
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 8 of 15

American Funds® IS 2020 Target Date Fund
Investment portfolio
March 31, 2023
unaudited

Growth funds 4.10%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6[1]	4,395	$87
AMCAP Fund, Class R-6[1]	1,849	63
Total growth funds (cost: $162,000)		150
Growth-and-income funds 22.61%
American Mutual Fund, Class R-6	4,490	218
Capital World Growth and Income Fund, Class R-6	3,596	196
Washington Mutual Investors Fund, Class R-6	3,471	182
The Investment Company of America, Class R-6	2,518	110
Fundamental Investors, Class R-6	1,715	109
International Growth and Income Fund, Class R-6	375	13
Total growth-and-income funds (cost: $841,000)		828
Equity-income funds 16.09%
The Income Fund of America, Class R-6	16,919	383
Capital Income Builder, Class R-6	3,222	206
Total equity-income funds (cost: $610,000)		589
Balanced funds 11.99%
American Balanced Fund, Class R-6	9,922	292
American Funds Global Balanced Fund, Class R-6	4,361	147
Total balanced funds (cost: $468,000)		439
Fixed income funds 45.26%
American Funds Inflation Linked Bond Fund, Class R-6[1]	31,288	294
The Bond Fund of America, Class R-6	25,342	294
American Funds Mortgage Fund, Class R-6	24,170	221
Intermediate Bond Fund of America, Class R-6	17,480	221
U.S. Government Securities Fund, Class R-6	14,766	185
American Funds Multi-Sector Income Fund, Class R-6	16,173	147
American Funds Strategic Bond Fund, Class R-6	11,490	111
American High-Income Trust, Class R-6	11,917	109
Capital World Bond Fund, Class R-6	4,530	75
Total fixed income funds (cost: $1,796,000)		1,657
Total investment securities 100.05% (cost: $3,877,000)		3,663
Other assets less liabilities (0.05)%		(2)
Net assets 100.00%		$3,661
American Funds Insurance Series — Target Date Series — Page 9 of 15

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4.10%
American Funds Global Insight Fund, Class R-6[1]	$65	$23	$6	$(1)	$6	$87	$—	$—
AMCAP Fund, Class R-6[1]	46	15	3	(1)	6	63	—	—
						150
Growth-and-income funds 22.61%
American Mutual Fund, Class R-6	155	69	6	— [3]	— [3]	218	1	—
Capital World Growth and Income Fund, Class R-6	139	57	9	(1)	10	196	1	—
Washington Mutual Investors Fund, Class R-6	129	57	5	— [3]	1	182	1	—
The Investment Company of America, Class R-6	78	32	6	— [3]	6	110	— [3]	—
Fundamental Investors, Class R-6	77	32	5	(1)	6	109	— [3]	—
International Growth and Income Fund, Class R-6	11	4	3	(1)	2	13	— [3]	—
						828
Equity-income funds 16.09%
The Income Fund of America, Class R-6	270	118	4	— [3]	(1)	383	3	—
Capital Income Builder, Class R-6	147	62	5	— [3]	2	206	2	—
						589
Balanced funds 11.99%
American Balanced Fund, Class R-6	208	85	6	(1)	6	292	1	—
American Funds Global Balanced Fund, Class R-6	105	43	5	(1)	5	147	1	—
						439
Fixed income funds 45.26%
American Funds Inflation Linked Bond Fund, Class R-6[1]	199	90	2	(1)	8	294	—	—
The Bond Fund of America, Class R-6	203	90	3	— [3]	4	294	2	—
American Funds Mortgage Fund, Class R-6	153	68	3	— [3]	3	221	2	—
Intermediate Bond Fund of America, Class R-6	151	67	— [3]	— [3]	3	221	2	—
U.S. Government Securities Fund, Class R-6	127	56	1	— [3]	3	185	1	—
American Funds Multi-Sector Income Fund, Class R-6	103	45	2	— [3]	1	147	2	—
American Funds Strategic Bond Fund, Class R-6	76	33	— [3]	—	2	111	1	—
American High-Income Trust, Class R-6	77	33	1	— [3]	— [3]	109	2	—
Capital World Bond Fund, Class R-6	52	23	2	— [3]	2	75	— [3]	—
						1,657
Total 100.05%				$(8)	$75	$3,663	$22	$—

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 10 of 15

American Funds® IS 2015 Target Date Fund
Investment portfolio
March 31, 2023
unaudited

Growth funds 1.07%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6[1]	10,394	$205
AMCAP Fund, Class R-6[1]	3,011	102
Total growth funds (cost: $338,000)		307
Growth-and-income funds 20.94%
American Mutual Fund, Class R-6	35,670	1,733
Capital World Growth and Income Fund, Class R-6	26,581	1,450
Washington Mutual Investors Fund, Class R-6	24,009	1,257
The Investment Company of America, Class R-6	20,000	874
Fundamental Investors, Class R-6	10,779	686
Total growth-and-income funds (cost: $5,755,000)		6,000
Equity-income funds 18.72%
The Income Fund of America, Class R-6	160,580	3,637
Capital Income Builder, Class R-6	27,085	1,728
Total equity-income funds (cost: $5,373,000)		5,365
Balanced funds 11.33%
American Balanced Fund, Class R-6	71,310	2,102
American Funds Global Balanced Fund, Class R-6	33,974	1,146
Total balanced funds (cost: $3,382,000)		3,248
Fixed income funds 48.02%
The Bond Fund of America, Class R-6	213,012	2,473
American Funds Inflation Linked Bond Fund, Class R-6[1]	243,261	2,287
Intermediate Bond Fund of America, Class R-6	179,772	2,272
American Funds Mortgage Fund, Class R-6	187,219	1,713
American Funds Multi-Sector Income Fund, Class R-6	125,352	1,139
American Funds Strategic Bond Fund, Class R-6	107,120	1,039
Short-Term Bond Fund of America, Class R-6	96,993	924
American High-Income Trust, Class R-6	92,881	853
Capital World Bond Fund, Class R-6	34,341	566
U.S. Government Securities Fund, Class R-6	39,468	494
Total fixed income funds (cost: $14,815,000)		13,760
Total investment securities 100.08% (cost: $29,663,000)		28,680
Other assets less liabilities (0.08)%		(22)
Net assets 100.00%		$28,658
American Funds Insurance Series — Target Date Series — Page 11 of 15

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1.07%
American Funds Global Insight Fund, Class R-6[1]	$205	$12	$26	$(2)	$16	$205	$—	$—
AMCAP Fund, Class R-6[1]	102	5	15	(3)	13	102	—	—
						307
Growth-and-income funds 20.94%
American Mutual Fund, Class R-6	1,529	244	47	(1)	8	1,733	9	—
Capital World Growth and Income Fund, Class R-6	1,275	159	62	(2)	80	1,450	6	—
Washington Mutual Investors Fund, Class R-6	1,124	167	44	(1)	11	1,257	6	—
The Investment Company of America, Class R-6	768	92	34	— [3]	48	874	4	—
Fundamental Investors, Class R-6	613	69	32	— [3]	36	686	2	—
						6,000
Equity-income funds 18.72%
The Income Fund of America, Class R-6	3,206	469	42	(1)	5	3,637	29	—
Capital Income Builder, Class R-6	1,531	190	16	— [3]	23	1,728	12	—
						5,365
Balanced funds 11.33%
American Balanced Fund, Class R-6	1,881	204	31	(2)	50	2,102	8	—
American Funds Global Balanced Fund, Class R-6	1,020	106	20	(1)	41	1,146	4	—
						3,248
Fixed income funds 48.02%
The Bond Fund of America, Class R-6	2,152	301	24	(3)	47	2,473	20	—
American Funds Inflation Linked Bond Fund, Class R-6[1]	2,020	223	21	— [3]	65	2,287	—	—
Intermediate Bond Fund of America, Class R-6	1,968	292	22	(1)	35	2,272	16	—
American Funds Mortgage Fund, Class R-6	1,502	191	7	(1)	28	1,713	15	—
American Funds Multi-Sector Income Fund, Class R-6	1,007	123	6	— [3]	15	1,139	16	—
American Funds Strategic Bond Fund, Class R-6	903	113	4	— [3]	27	1,039	7	—
Short-Term Bond Fund of America, Class R-6	762	164	9	— [3]	7	924	6	—
American High-Income Trust, Class R-6	758	90	5	— [3]	10	853	13	—
Capital World Bond Fund, Class R-6	505	50	9	3	17	566	4	—
U.S. Government Securities Fund, Class R-6	501	21	39	(4)	15	494	3	—
						13,760
Total 100.08%				$(19)	$597	$28,680	$180	$—

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 12 of 15

American Funds® IS 2010 Target Date Fund
Investment portfolio
March 31, 2023
unaudited

Growth-and-income funds 17.53%	Shares	Value (000)
American Mutual Fund, Class R-6	527,047	$25,604
Washington Mutual Investors Fund, Class R-6	365,120	19,118
Capital World Growth and Income Fund, Class R-6	324,425	17,701
The Investment Company of America, Class R-6	329,015	14,375
Fundamental Investors, Class R-6	100,943	6,425
Total growth-and-income funds (cost: $82,568,000)		83,223
Equity-income funds 22.92%
The Income Fund of America, Class R-6	3,410,956	77,258
Capital Income Builder, Class R-6	494,679	31,560
Total equity-income funds (cost: $112,507,000)		108,818
Balanced funds 9.70%
American Balanced Fund, Class R-6	1,129,099	33,275
American Funds Global Balanced Fund, Class R-6	378,576	12,769
Total balanced funds (cost: $48,724,000)		46,044
Fixed income funds 49.93%
Intermediate Bond Fund of America, Class R-6	3,859,031	48,778
The Bond Fund of America, Class R-6	3,935,383	45,690
American Funds Inflation Linked Bond Fund, Class R-6[1]	3,706,446	34,841
Short-Term Bond Fund of America, Class R-6	3,448,191	32,861
American Funds Mortgage Fund, Class R-6	3,435,301	31,433
American Funds Strategic Bond Fund, Class R-6	1,955,870	18,972
American Funds Multi-Sector Income Fund, Class R-6	1,736,025	15,780
American High-Income Trust, Class R-6	556,479	5,108
Capital World Bond Fund, Class R-6	217,548	3,583
Total fixed income funds (cost: $254,116,000)		237,046
Total investment securities 100.08% (cost: $497,915,000)		475,131
Other assets less liabilities (0.08)%		(371)
Net assets 100.00%		$474,760
American Funds Insurance Series — Target Date Series — Page 13 of 15

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17.53%
American Mutual Fund, Class R-6	$23,276	$2,339	$114	$(4)	$107	$25,604	$127	$—
Washington Mutual Investors Fund, Class R-6	17,289	1,800	114	(1)	144	19,118	87	—
Capital World Growth and Income Fund, Class R-6	16,422	1,057	744	(71)	1,037	17,701	77	—
The Investment Company of America, Class R-6	13,000	795	217	(23)	820	14,375	60	—
Fundamental Investors, Class R-6	6,054	253	228	(36)	382	6,425	22	—
						83,223
Equity-income funds 22.92%
The Income Fund of America, Class R-6	68,833	8,345	—	—	80	77,258	615	—
Capital Income Builder, Class R-6	28,411	2,763	—	—	386	31,560	233	—
						108,818
Balanced funds 9.70%
American Balanced Fund, Class R-6	30,145	2,376	—	—	754	33,275	135	—
American Funds Global Balanced Fund, Class R-6	12,067	349	107	(1)	461	12,769	48	—
						46,044
Fixed income funds 49.93%
Intermediate Bond Fund of America, Class R-6	43,894	4,286	174	(3)	775	48,778	351	—
The Bond Fund of America, Class R-6	41,301	3,579	41	(10)	861	45,690	370	—
American Funds Inflation Linked Bond Fund, Class R-6[1]	31,827	2,021	28	(1)	1,022	34,841	—	—
Short-Term Bond Fund of America, Class R-6	29,252	3,346	—	—	263	32,861	227	—
American Funds Mortgage Fund, Class R-6	28,382	2,533	1	(1)	520	31,433	286	—
American Funds Strategic Bond Fund, Class R-6	17,185	1,279	9	—	517	18,972	126	—
American Funds Multi-Sector Income Fund, Class R-6	14,619	927	—	—	234	15,780	223	—
American High-Income Trust, Class R-6	5,132	83	173	(6)	72	5,108	83	—
Capital World Bond Fund, Class R-6	3,541	24	132	25	125	3,583	24	—
						237,046
Total 100.08%				$(132)	$8,560	$475,131	$3,094	$—

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 14 of 15

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of March 31, 2023, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
INGEFP1-988-0523O-S89738
American Funds Insurance Series — Target Date Series — Page 15 of 15